UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2006

Item 1. Schedule of Investments.
CALVERT IMPACT FUND
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	SHARES	VALUE

EQUITY SECURITIES - 94.2%
Auto Components - 2.8%
Aftermarket Technology Corp.*	35,300	$877,205

Capital Markets - 6.0%
Affiliated Managers Group, Inc.*	8,400	729,876
Waddell & Reed Financial, Inc.	54,300	1,116,408

		1,846,284

Chemicals - 2.2%
Airgas, Inc.	18,100	674,225

Commercial Banks - 3.0%
Glacier Bancorp, Inc.	31,100	910,297

Commercial Services & Supplies - 11.4%
Banta Corp.	22,800	1,056,324
Brink’s Co.	11,500	648,715
Standard Parking Corp.*	43,100	1,167,148
Steelcase, Inc.	38,400	631,680

		3,503,867

Diversified Consumer Services - 7.4%
Corinthian Colleges, Inc.*	85,600	1,229,216
Matthews International Corp.	30,100	1,037,547

		2,266,763

Diversified Telecommunication Services - 4.0%
Commonwealth Telephone Enterprises, Inc.	37,100	1,230,236

Electrical Equipment - 3.7%
Acuity Brands, Inc.	29,000	1,128,390

Electronic Equipment & Instruments - 3.0%
Anixter International, Inc.	19,800	939,708

Energy Equipment & Services - 2.9%
Universal Compression Holdings, Inc.*	14,400	906,768

Food Products - 3.5%
Lance, Inc.	46,500	1,070,430

Health Care Equipment & Supplies - 1.3%
Invacare Corp.	16,300	405,544

Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc.*	28,200	532,980

Hotels, Restaurants & Leisure - 2.4%
Ruby Tuesday, Inc.	30,400	742,064

Household Durables - 4.7%
American Greetings Corp.	32,500	682,825
Interface, Inc.*	67,300	770,585

		1,453,410

Insurance - 12.2%
Assured Guaranty Ltd.	47,300	1,200,001
Hilb, Rogal, & Hobbs Co.	25,800	961,566
Markel Corp.*	1,900	659,300
Universal American Financial Corp.*	72,500	953,375

		3,774,242

IT Services - 4.2%
Bisys Group, Inc.*	46,600	638,420
Sabre Holdings Corp.	30,000	660,000

		1,298,420

Machinery - 2.4%
Commercial Vehicle Group, Inc.*	35,800	740,344

Media - 7.8%
ADVO, Inc.	30,000	738,300
Lee Enterprises, Inc.	37,800	1,018,710
Meredith Corp.	13,300	658,882

		2,415,892

Metals & Mining - 4.0%
Compass Minerals International, Inc.	48,900	1,220,055

Software - 3.6%
Jack Henry & Associates, Inc.	55,300	1,087,198

Total Equity Securities (Cost $27,849,755)		29,024,322

	SHARES	VALUE

EXCHANGE TRADED FUNDS - 4.8%
iShares Russell 2000 Index Fund	20,600	1,481,140

Total Exchange Traded Funds (Cost $1,481,196)		1,481,140

	Principal
	Amount	Value

U.S. GOVERNMENT AGENCIES AND INTRUMENTALITIES - 3.2%
Federal Home Loan Bank Discount Notes, 7/3/06	$1,000,000	$999,728

Total U.S. Government Agencies and Instrumentalities (Cost $999,728)		999,728

TOTAL INVESTMENTS (Cost $30,330,678) - 102.2%		31,505,190
Other assets and liabilities, net - (2.2%)		(689,236)

NET ASSETS - 100%		$30,815,954

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

Equity Securities - 91.7%
Capital Markets - 10.0%
Affiliated Managers Group, Inc.*	9,600	$834,144
Eaton Vance Corp.	13,300	331,968
Legg Mason, Inc.	11,100	1,104,672
T. Rowe Price Group, Inc.	27,200	1,028,432

		3,299,216

Chemicals - 3.3%
Airgas, Inc.	29,000	1,080,250

Commercial Banks - 3.5%
Marshall & Ilsley Corp.	25,600	1,170,944

Commercial Services & Supplies - 13.4%
Brink’s Co.	22,000	1,241,020
D & B Corp.*	17,400	1,212,432
Manpower, Inc.	15,200	981,920
Steelcase, Inc.	59,500	978,775

		4,414,147

Diversified Telecommunication Services - 2.6%
Commonwealth Telephone Enterprises, Inc.	25,800	855,528

Energy Equipment & Services - 1.9%
Universal Compression Holdings, Inc.*	10,100	635,997

Food & Staples Retailing - 3.1%
CVS Corp.	33,700	1,034,590

Food Products - 3.7%
H.J. Heinz Co.	29,400	1,211,868

Health Care Providers & Services - 5.9%
Lincare Holdings, Inc.*	25,400	961,136
Omnicare, Inc.	20,600	976,852

		1,937,988

Health Care Technology - 4.5%
IMS Health, Inc.	54,900	1,474,065

Hotels, Restaurants & Leisure - 1.8%
Ruby Tuesday, Inc.	23,800	580,958

Household Durables - 3.5%
Black & Decker Corp.	13,600	1,148,656

Insurance - 10.5%
Assured Guaranty Ltd.	42,600	1,080,762
Markel Corp.*	3,400	1,179,800
MBIA, Inc.	20,200	1,182,710

		3,443,272

IT Services - 3.4%
Sabre Holdings Corp.	51,000	1,122,000

Media - 10.1%
Entercom Communications Corp.	20,900	546,744
Harte-Hanks, Inc.	30,900	792,276
McClatchy Co.	20,600	826,472
Meredith Corp.	23,300	1,154,282

		3,319,774

Metals & Mining - 2.5%
Compass Minerals International, Inc.	33,300	830,835

Multiline Retail - 2.1%
Saks, Inc.	41,900	677,523

Software - 2.9%
Jack Henry & Associates, Inc.	48,500	953,510

Trading Companies & Distributors - 3.0%
W.W. Grainger, Inc.	13,200	993,036

Total Equity Securities (Cost $28,895,169)		30,184,157

	Shares	Value

Exchange Traded Funds - 4.4%
iShares Russell Midcap Value Index Fund	10,900	1,440,653

Total Exchange Traded Funds (Cost $1,429,673)		1,440,653

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 6.0%
Federal Home Loan Bank Discount Notes, 7/3/06	$2,000,000	$1,999,455

Total U.S. Government Agencies and Instrumentalities (Cost $1,999,455)		1,999,455

TOTAL INVESTMENTS (Cost $32,324,297) - 102.1%		33,624,265
Other assets and liabilities, net - (2.1%)		(699,428)

NET ASSETS - 100%		$32,924,837

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

Equity Securities - 97.0%
Aerospace & Defense - 0.7%
Armor Holdings, Inc.*	131,600	$7,215,628

Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.	243,000	12,951,900
Expeditors International Washington, Inc.	222,000	12,434,220
FedEx Corp.	141,100	16,488,946

		41,875,066

Biotechnology - 3.2%
Amgen, Inc.*	218,700	14,265,801
Gilead Sciences, Inc.*	350,300	20,723,748

		34,989,549

Capital Markets - 8.3%
Charles Schwab Corp.	1,391,500	22,236,170
E*Trade Financial Corp.*	511,900	11,681,558
Franklin Resources, Inc.	133,200	11,563,092
Goldman Sachs Group, Inc.	167,700	25,227,111
State Street Corp.	334,300	19,419,487

		90,127,418

Commercial Banks - 0.4%
US Bancorp	161,300	4,980,944

Communications Equipment - 4.8%
Cisco Systems, Inc.*	1,032,100	20,156,913
Motorola, Inc.	556,500	11,213,475
Qualcomm, Inc.	525,000	21,036,750

		52,407,138

Computers & Peripherals - 5.5%
Apple Computer, Inc.*	149,700	8,550,864
Hewlett-Packard Co.	635,800	20,142,144
NCR Corp.*	236,800	8,676,352
Network Appliance, Inc.*	389,300	13,742,290
SanDisk Corp.*	156,700	7,988,566

		59,100,216

Diversified Financial Services - 2.6%
Chicago Mercantile Exchange Holdings, Inc.	24,500	12,033,175
Moody’s Corp.	290,800	15,836,968

		27,870,143

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	495,800	13,827,862
BellSouth Corp.	352,800	12,771,360

		26,599,222

Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc.*	445,400	14,056,824
Molex, Inc.	289,800	9,728,586

		23,785,410

	Shares	Value

Energy Equipment & Services - 2.4%
Tenaris SA (ADR)	382,500	15,487,425
Unit Corp.*	183,000	10,410,870

		25,898,295

Food & Staples Retailing - 1.4%
Walgreen Co.	207,700	9,313,268
Whole Foods Market, Inc.	85,800	5,546,112

		14,859,380

Gas Utilities - 0.5%
Questar Corp.	70,100	5,642,349

Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.	208,900	9,801,588
Stryker Corp.	19,300	812,723

		10,614,311

Health Care Providers & Services - 1.3%
Cigna Corp.	37,200	3,664,572
Express Scripts, Inc.*	148,000	10,617,520

		14,282,092

Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.*	553,900	20,915,264

Household Durables - 1.3%
Garmin Ltd.	137,400	14,487,456

Insurance - 6.6%
Chubb Corp.	194,600	9,710,540
Hartford Financial Services Group, Inc.	236,500	20,007,900
Prudential Financial, Inc.	166,600	12,944,820
Safeco Corp.	195,400	11,010,790
St. Paul Travelers Co.’s, Inc.	217,500	9,696,150
WR Berkley Corp.	232,200	7,924,986

		71,295,186

IT Services - 5.2%
Affiliated Computer Services, Inc.*	112,300	5,795,803
Checkfree Corp.*	153,100	7,587,636
Cognizant Technology Solutions Corp.*	175,300	11,809,961
Fiserv, Inc.*	169,200	7,674,912
Infosys Technologies Ltd. (ADR)	71,000	5,425,110
Paychex, Inc.	449,200	17,509,816

		55,803,238

Machinery - 2.3%
Danaher Corp.	52,600	3,383,232
Dover Corp.	312,000	15,422,160
Illinois Tool Works, Inc.	133,400	6,336,500

		25,141,892

	Shares	Value

Multiline Retail - 2.4%
Kohl’s Corp.*	254,300	15,034,216
Nordstrom, Inc.	290,100	10,588,650

		25,622,866

Office Electronics - 0.7%
Xerox Corp.*	512,700	7,131,657

Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp.	240,900	7,287,225
EnCana Corp.	297,300	15,649,872
EOG Resources, Inc.	159,200	11,038,928
Helix Energy Solutions Group, Inc.*	336,000	13,560,960
Hugoton Royalty Trust	9,362	278,051
Kinder Morgan, Inc.	53,800	5,374,082
XTO Energy, Inc.	157,066	6,953,312

		60,142,430

Pharmaceuticals - 7.0%
Allergan, Inc.	103,600	11,112,136
Bristol-Myers Squibb Co.	860,400	22,249,944
Johnson & Johnson	340,544	20,405,396
Pfizer, Inc.	592,000	13,894,240
Teva Pharmaceutical Industries Ltd. (ADR)	263,300	8,317,647

		75,979,363

Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc.	135,300	5,495,886

Road & Rail - 1.0%
Canadian National Railway Co.	247,800	10,841,250

Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.*	660,700	16,134,294
Broadcom Corp.*	342,500	10,292,125
Intersil Corp.	269,900	6,275,175
Linear Technology Corp.	163,700	5,482,313
Marvell Technology Group Ltd.*	202,700	8,985,691
Nvidia Corp.*	390,000	8,303,100
Texas Instruments, Inc.	589,100	17,843,839
Xilinx, Inc.	434,900	9,850,485

		83,167,022

Software - 3.3%
Amdocs Ltd.*	326,500	11,949,900
BMC Software, Inc.*	500,500	11,961,950
Citrix Systems, Inc.*	295,500	11,861,370

		35,773,220

	Shares	Value

Specialty Retail - 6.4%
Best Buy Co., Inc.	214,500	11,763,180
Home Depot, Inc.	590,900	21,148,311
Lowe’s Co.’s, Inc.	329,300	19,978,631
Office Depot, Inc.*	397,600	15,108,800
Staples, Inc.	37,050	901,056

		68,899,978

Thrifts & Mortgage Finance - 1.1%
Washington Mutual, Inc.	254,300	11,590,994

Trading Companies & Distributors - 1.9%
Fastenal Co.	186,100	7,497,969
WESCO International, Inc.*	183,000	12,627,000

		20,124,969

Wireless Telecommunication Services - 1.4%
America Movil, SA de CV (ADR)	456,100	15,169,886

Total Equity Securities (Cost $972,929,694)		1,047,829,718

	Principal
	Amount	Value

Certificates of Deposit - 0.0%
One United Bank, 3.04%, 8/22/06 (b)(k)	$100,000	99,750
ShoreBank & Trust Co., 4.30%, 2/11/07 (b)(k)	100,000	99,650

Total Certificates of Deposit (Cost $200,000)		199,400

U.S. Government Agencies and Instrumentalities - 3.1%
Federal Home Loan Bank Discount Notes, 7/3/06	33,000,000	32,991,017

Total U.S. Government Agencies and Instrumentalities (Cost $32,991,017)		32,991,017

TOTAL INVESTMENTS (Cost $1,006,120,711) - 100.1%		1,081,020,135
Other assets and liabilities, net - (0.1%)		(590,921)

NET ASSETS - 100%		$1,080,429,214

*	Non income producing security
Abbreviations: ADR: American Depository Receipt

(b)	This security was valued by the Board of Directors. See note A.

(k)	These certificates of deposit are fully insured by agencies of the federal government.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, and Calvert Mid Cap Value Fund, each a series of Calvert Impact Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Large Cap Growth Fund offers Class A, Class B, Class C, and Class I shares. The Small Cap Value and Mid Cap Value Funds began operations on October 1, 2004 and each offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2006, securities valued at $199,400 or 0.02% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2006, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

	Large Cap Growth	Small Cap Value	Mid Cap Value

Federal income tax cost of investments	$1,006,120,711	$30,415,385	$32,368,800
Unrealized appreciation	111,690,439	2,350,375	1,941,481
Unrealized depreciation	36,791,015	1,260,570	686,016
Net unrealized appreciation/ (depreciation)	$74,899,424	$1,089,805	$1,255,465
Capital Loss Carryforwards

Expiration Date	Large Cap Growth

30-Sep-10	$1,085,600
30-Sep-11	3,057,676

$4,143,276

Capital losses may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 25, 2006